GOODWILL (Schedule Of Goodwill) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Goodwill [Line Items]
Goodwill, beginning balance		$ 39,862		$ 50,086
Impairment				(10,508)		$ (12,292)
Translation differences		137		284
Goodwill, ending balance		39,999		39,862		50,086
Telematics Services [Member]
Goodwill [Line Items]
Goodwill, beginning balance		34,152	[1]	43,383
Impairment	[2]			(9,479)
Translation differences		63		248
Goodwill, ending balance		34,215	[1]	34,152	[1]	43,383
Telematics products [Member]
Goodwill [Line Items]
Goodwill, beginning balance		5,710	[1]	6,703
Impairment	[2]			(1,029)
Translation differences		74		36
Goodwill, ending balance		$ 5,784	[1]	$ 5,710	[1]	$ 6,703

[1]	The accumulated amount of goodwill impairment loss as of December 31, 2021, and 2020 was US$ 29.89 million.
[2]	As a result of the circumstances described in note 9(*) the Company recorded on June 30, 2020, a goodwill impairment in the total amount of US$ 10.5 million in connection with two reporting units (both units related to Road track operations). One reporting unit within the Telematics services and the other reporting unit within the Telematics product's segments. The impairment was based on valuation performed by the management using the assistance of a third-party appraiser in accordance with the income approach. The significant assumptions used for the assessment were 3.5 years of projected net cash flows, a discount rate of 17.5% and a long-term growth rate of 0.5%.